Leases Obligations - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Leases Obligations [Line Items]
Amortization Rights of Use Assets	$ 12,467	$ 12,977	$ 16,261
Lease agreements, average discount interest rate	8.23%	7.95%	7.99%
Interest on liability for lease	$ 2,598	$ 2,582	$ 3,703
Bottom of Range [Member]
Disclosure Of Leases Obligations [Line Items]
Average lease term	1 year
Top of Range [Member]
Disclosure Of Leases Obligations [Line Items]
Average lease term	3 years